SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Restricted Cash
	Year Ended December 31,
	2023	2022	2021
Cash and cash equivalents	$55,222	$50,937	$88,753
Restricted cash – short term	9,766	15,867	14,699
Bank deposits	34,002	24,568	-
Restricted cash – long term	2,037	4,590	-
Total cash, cash equivalents, restricted cash and bank deposits shown in the statement of cash flows	$101,027	$95,962	$103,452

Schedule of Property and Equipment Estimated Useful Lives
Years
Equipment and facilities	3-7
Internal- use software	3-7
Vehicles	3-7

Schedule of Revenues Segments
	Year ended December 31,
	2023	2022	2021
Airport Security	$309,335	$224,037	$217,463
Other Aviation Related Services	66,463	53,954	36,224
Authentication Technology	55,744	46,986	71,247
Total revenue	$431,542	$324,977	$324,934

Schedule of Disaggregated by Geography and Percentage of Revenues
	Year ended December 31,
	2023		2022		2021
Germany	$114,176	26%	$111,826	34%	$126,367	39%
United States	99,765	23%	88,333	27%	94,743	29%
The Netherlands	101,512	24%	63,842	20%	52,165	16%
Spain	82,217	19%	39,448	12%	30,946	10%
Other countries	33,872	8%	21,528	7%	20,713	6%
Total revenue	$431,542	100%	$324,977	100%	$324,934	100%